Shareholder Report, Holdings (Details)	Nov. 30, 2024
C000005984 [Member] | Sony Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[1]
C000005984 [Member] | Deutsche Telekom AG Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[1]
C000005984 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[1]
C000005984 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[1]
C000005984 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[1]
C000005984 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[1]
C000005984 [Member] | RELX PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[1]
C000005984 [Member] | Recruit Holdings Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[1]
C000005984 [Member] | Canadian Pacific Kansas City Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[1]
C000005984 [Member] | Canadian National Railway Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[1]
C000005984 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[2]
C000005984 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000005984 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000005984 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000005984 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000005984 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000005984 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000005984 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000005984 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000005984 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000005984 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000005984 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005984 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000005981 [Member] | Sony Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[3]
C000005981 [Member] | Deutsche Telekom AG Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[3]
C000005981 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[3]
C000005981 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[3]
C000005981 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[3]
C000005981 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[3]
C000005981 [Member] | RELX PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[3]
C000005981 [Member] | Recruit Holdings Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[3]
C000005981 [Member] | Canadian Pacific Kansas City Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[3]
C000005981 [Member] | Canadian National Railway Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[3]
C000005981 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[4]
C000005981 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000005981 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000005981 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000005981 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000005981 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000005981 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000005981 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000005981 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000005981 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000005981 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000005981 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005981 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000005983 [Member] | Sony Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[5]
C000005983 [Member] | Deutsche Telekom AG Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[5]
C000005983 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[5]
C000005983 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[5]
C000005983 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[5]
C000005983 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[5]
C000005983 [Member] | RELX PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[5]
C000005983 [Member] | Recruit Holdings Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[5]
C000005983 [Member] | Canadian Pacific Kansas City Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[5]
C000005983 [Member] | Canadian National Railway Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[5]
C000005983 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[6]
C000005983 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000005983 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000005983 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000005983 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000005983 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000005983 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000005983 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000005983 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000005983 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000005983 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000005983 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005983 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000198221 [Member] | Sony Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[7]
C000198221 [Member] | Deutsche Telekom AG Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[7]
C000198221 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[7]
C000198221 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[7]
C000198221 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[7]
C000198221 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[7]
C000198221 [Member] | RELX PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[7]
C000198221 [Member] | Recruit Holdings Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[7]
C000198221 [Member] | Canadian Pacific Kansas City Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[7]
C000198221 [Member] | Canadian National Railway Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[7]
C000198221 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[8]
C000198221 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000198221 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000198221 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000198221 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000198221 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000198221 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000198221 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000198221 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000198221 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000198221 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000198221 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000198221 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000101856 [Member] | Sony Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[9]
C000101856 [Member] | Deutsche Telekom AG Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[9]
C000101856 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[9]
C000101856 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[9]
C000101856 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[9]
C000101856 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[9]
C000101856 [Member] | RELX PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[9]
C000101856 [Member] | Recruit Holdings Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[9]
C000101856 [Member] | Canadian Pacific Kansas City Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[9]
C000101856 [Member] | Canadian National Railway Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[9]
C000101856 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[10]
C000101856 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000101856 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000101856 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000101856 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000101856 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000101856 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000101856 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000101856 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000101856 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000101856 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000101856 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000101856 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%

[1]	Excludes short-term securities.
[2]	Ten largest countries are presented. Additional countries are found in Other.
[3]	Excludes short-term securities.
[4]	Ten largest countries are presented. Additional countries are found in Other.
[5]	Excludes short-term securities.
[6]	Ten largest countries are presented. Additional countries are found in Other.
[7]	Excludes short-term securities.
[8]	Ten largest countries are presented. Additional countries are found in Other.
[9]	Excludes short-term securities.
[10]	Ten largest countries are presented. Additional countries are found in Other.